Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of common stock outstanding roll forward	Common shares

In millions	As at December 31,	2025	2024	2023
Issued common shares		614.4	628.8	643.8
Common shares in Share Trusts		(1.1)	(0.9)	(1.1)
Outstanding common shares		613.3	627.9	642.7

Schedule of activity under share repurchase programs

In millions, except per share data	Year ended December 31,	2025	2024	2023
Number of common shares repurchased		14.9	15.4	29.1
Weighted-average price per share (1)		$137.51	$172.07	$156.37
Amount of repurchase (1)		$2,047	$2,651	$4,551
(1)Includes brokerage fees and tax on share repurchases.

Schedule of activity of purchases and settlements by share trusts
Share purchases

In millions, except per share data	Year ended December 31,	2025	2024	2023
Share purchases by Share Units Plan Share Trusts
Number of common shares		0.1	0.1	—
Weighted-average price per share		$137.28	$173.49	$—
Amount of purchase		$13	$20	$—
Share purchases by ESIP Share Trusts
Number of common shares		0.3	0.2	0.2
Weighted-average price per share		$138.23	$163.11	$156.89
Amount of purchase		$43	$30	$28
Total purchases		$56	$50	$28

Share settlements

In millions, except per share data	Year ended December 31,	2025	2024	2023
Share settlements by Share Units Plan Share Trusts
Number of common shares		—	0.3	0.3
Weighted-average price per share		$127.87	$127.87	$122.08
Amount of settlement		$5	$37	$31
Share settlements by ESIP Share Trusts
Number of common shares		0.2	0.2	0.2
Weighted-average price per share		$150.98	$157.51	$151.32
Amount of settlements		$28	$28	$23
Total settlements		$33	$65	$54